REVENUE RECOGNITION - Performance Obligations (Details) $ in Millions	Jul. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-08-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unearned revenue	$ 2.2
Unearned revenue, timing of satisfaction	12 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-08-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unearned revenue	$ 0.1
Unearned revenue, timing of satisfaction